Basis of presentation and significant accounting policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Long-lived assets
Impairment expense related to long-lived assets	$ 0	$ 0	$ 0
Income taxes
Unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group	1,034	1,107
Revenue recognition
Minimum period for recognition of software development revenue	6 months
Advertising
Advertising expenses	$ 1,390	$ 836	$ 1,011